Convertible Note	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Convertible Note
Convertible Note

Note 9. Convertible note

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Current liabilities
Financial Derivative Liability	5,922,664	384,500
Financial Liability	929,850	1,021,490

	6,852,514	1,405,990

Non-current liabilities
Financial Liability	5,808,733	5,652,257

	12,661,247	7,058,247

Nova Minerals Limited

Unaudited Condensed Notes to the Consolidated Financial Statements

For the Half-Year Ended 31 December 2024

Note 9. Convertible note (continued)

Reconciliations

Reconciliation of the convertible note from 30 June 2024 to 31 December 2024 is set out below:

	31 December 2024	30 June 2024
	A$	A$

The initial recognition of the financial liability and derivative was:
Financial Derivative Liability	384,500	250,921
Financial Liability	6,673,747	6,281,411
	7,058,247	6,532,332

Movement
Loss/(Gain) on financial derivative	4,904,252	(624,654)
Amortization of financial liability	324,962	577,961
Financial liability movement	-	428,333
Foreign exchange movement	373,786	226,908
Option fee	-	(82,633)

	12,661,247	7,058,247

On September 19, 2024, Nova entered into a Variation Agreement (the “September 2024 Variation Agreement”)   with Nebari to amend certain terms of the Nebari loan facility. The terms of the September 2024 Variation Agreement which were approved by shareholders at the Annual General Meeting of the Company held on November 14, 2024, are that Nova has the option (but not the obligation) to extend the repayment date of the facility by 12 months to November 29 2026, and the conversion price of the facility was reduced to A$0.25. On December 20, 2024, Nova gave notice to take up the option to extend the repayment date of the facility to November 29, 2026. In addition, the September 2024 Variation Agreement provides that the financial covenant under the convertible loan facility requiring Nova to maintain a minimum month-end consolidated cash balance of at least US$2,000,000 was reduced to A$1,000,000.

Due to the extension of the term on the loan facility, reduction financial covenant and conversion price it was determined to be a substantial modification, in accordance with IFRS 9, resulting in the previous financial instruments associated to being extinguished and a new financial instrument being recognized at fair value.

Note 13. Convertible Notes

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Current Liabilities
Financial derivative liability	384,500	250,921
Financial liability	1,021,490	928,867

	1,405,990	1,179,788
Non-Current liabilities
Financial liability	5,652,257	5,352,544

	7,058,247	6,532,332

Reconciliations

Reconciliation of convertible note since inception to 30 June 2024 is set out below:

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
The initial recognition of the financial liability and derivative was:
Financial derivative liability	250,921	2,120,963
Financial liability	6,281,411	5,328,247

	6,532,332	7,449,210
Movement to 30 June 2024
Gain on financial derivative	(624,654)	(1,870,042)
Amortization of financial liability	577,961	928,281
Financial liability movement	428,333	-
Foreign exchange movement	226,908	24,883
Option fee	(82,633)	-
	525,915	(916,878)

	7,058,247	6,532,332

The financial liability and corresponding derivative represent the fair value of the loan facility Nova entered into on 27 October 2022 up to US$7 million with an interest payable of 6.05% adjusted by the delta over a 3% SOFR floor. This was subsequently drawn down on 21 November 2022 and has a maturity of 24 months from draw down. Subsequently on the 3 June 2024 Nova exercised its right to extend the maturity date of the loan by a period of 12 months to 29 November 2025.

The facility has a conversion option which gives the lender the right to convert the principal plus any accrued interest into a variable number of shares. If Nova’s share price is greater than 150% of the conversion price, then Nova at its option may elect to force Nebari to convert the conversion amount, at the conversion price. Given the lender has the right to a variable number of shares and in accordance with IFRS 9 this constitutes a compound financial instrument which requires both a financial liability and derivative to be recognized.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 13. Convertible Notes (Continued)

The derivative is recognized first at fair value and subsequently remeasured at each reporting period with the corresponding gain or loss recognized through the profit and loss. The remaining value is recognized as a financial liability and amortized over the life of the loan based on a 25.32% effective interest rate in accordance with IFRS 9.

Due to the extension of the term on the loan facility by 12 months, to November 2025, this was determined to be a substantial modification, in accordance with IFRS 9, resulting in the previous financial instruments associated needing to be extinguished and a new financial instrument being recognized at fair value.

Nova may repay up to 50% of the outstanding principal in discounted shares (10% discount to the 15 day VWAP proceeding the prepayment date). In the event of a voluntary prepayment, Nova will also issue Nebari options to subscribe for Nova shares, with a 2 year expiry period from the date of the options issuance, at a strike price equal to a 40% premium to the VWAP of the Company’s shares for the 15 days preceding the earlier of the documentation completion date and the date at which the financing facility is announced to the public, converted at the AUD:USD exchange rate on the day preceding the conversion date (“Strike Price”) and in the amount of 80% of the Prepayment Amount divided by the Strike Price.